Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories

14. Inventories

Inventories are analysed as follows:

	31/12/24	31/12/23
Leather and other raw materials	19,700	17,847
Goods in process	9,327	9,790
Finished goods	33,788	34,450
Total	62,815	62,087

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2024 and 2023.

	31/12/24	31/12/23
Balance at beginning of year	14,986	16,406
Additions	1,172	480
Reductions	(2,197)	(1,900)
Balance at end of year	13,961	14,986

The additions and reductions are included in “cost of sales”.

There are no pledged inventories that could be limited in their availability.